Cost of sales	12 Months Ended
Dec. 31, 2023
Cost of sales [Abstract]
Cost of sales	4. Cost of sales

Accounting policy
Cost of sales include all costs generally associated with the production of inventory whereas other costs are disclosed separately or included in other costs. The carrying amount of metal inventory is recognised in cost of sales when the related sale is recognised. The cost of consumable stores is included in cost of sales when consumed. The accounting policy relating to inventory is included in note 23 and amortisation and depreciation in note 14 and note 15.

Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.

Figures in million – SA rand	Notes	2023	2022	2021
Salaries and wages		(30,591)	(26,544)	(26,214)
Consumable stores	23	(25,778)	(21,929)	(18,847)
Utilities		(11,029)	(8,465)	(8,099)
Mine contracts		(8,005)	(6,502)	(5,193)
Recycling[1]		(12,711)	(30,993)	(39,220)
Other		(10,779)	(6,745)	(8,975)
Ore reserve development costs capitalised		9,137	6,641	5,535
Cost of sales, before amortisation and depreciation[2]		(89,756)	(94,537)	(101,013)
Amortisation and depreciation	14,15,17	(10,012)	(7,087)	(8,293)
Total cost of sales		(99,768)	(101,624)	(109,306)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2023 is total write-down of inventory to net realisable value amounting to
R1,694 million (2022: R111 million and 2021: R76 million). This write-down mainly relates to PGM in process and PGM finished goods of R1,179 million and R423 million, respectively, as a result of the lower commodity price environment. The write-down in 2022 and 2021 related to consumable stores
The SA and European region employees are members of various defined contribution retirement plans. The cost of providing retirement benefits for the year amounted to R1,752 million (2022: R1,506 million and 2021: R1,520 million)